Asset Impairment	12 Months Ended
Dec. 31, 2016
Asset Impairment [Abstract]
Asset Impairment

25. Asset impairment

Asset impairment consisted of the following for the years ended December 31, 2016,  2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
Flight equipment held for operating leases (Note 6)	$78,335	$16,322	$21,828
Flight equipment held for sale	3,272	—	—
Other assets	—	13	—
	$81,607	$16,335	$21,828

Our long-lived assets include flight equipment and definite-lived intangible assets.  We test long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable.

During the year ended December 31, 2016, we recognized impairment charges of $81.6 million on 35 aircraft. The impairment charges primarily related to lease terminations and amendments of lease agreements for 25 aircraft. These impairments were more than offset by lease revenue of $95.9 million that we recognized when we retained maintenance related balances or received EOL compensation upon lease termination or amendment. In addition we recognized impairment charges for ten aircraft that were part of sale transactions and were classified as flight equipment held for sale.

During the year ended December 31, 2015, we recognized total impairment charges of $16.3 million primarily related to eight aircraft and 12 engines. Four of the impaired aircraft were redelivered from the respective lessees for which we retained maintenance related balances or received EOL compensation and recognized $20.5 million of lease revenue upon redelivery. The impairment on the remaining four aircraft and 12 engines was recognized as their net book values were no longer supportable based on our latest cash flow estimates for each of these assets.

During the years ended December 31, 2016 and 2015, we also recognized impairment charges for certain AeroTurbine intangible assets and leased engines. Please refer to Note 26—AeroTurbine restructuring for further details.

During the year ended December 31, 2014, we recognized impairment charges of $21.8 million primarily related to eight aircraft that were returned early from our lessees, and three previously leased engines that we sold for parts. The impairment was recognized as their net book values were no longer supportable based on our latest cash flow estimates for each of these assets.